Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	1,120,267	3,421,910
Issuance costs and debt discount [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	184,587	2,519,762
Convertible note interest [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	935,680	902,149